Employee benefits (Tables)	12 Months Ended
Dec. 31, 2018
Employee benefits [Abstract]
Expenses Recognized for Employee Benefits
The expenses recognized for employee benefits are:

	2018	2017	2016
Salaries, benefits and inherent	$347,403	$550,491	$654,677
Pensions – defined benefit plans	21,211	21,284	(14,764)
	$368,614	$571,775	$639,913

Liabilities Recognized for Pensions and Other Remunerations
The liabilities recognized for pensions and other employee remunerations in the consolidated statement of financial position are comprised as follows:

	2018	2017
Long-term:
Pensions and seniority premium	$151,002	$150,873
Termination of employment	25,604	24,687
	$176,606	$175,560

Details of Net Cost for the Period
The details of the net cost for the period for seniority premiums and termination of employment, and also the basic actuarial estimates for the calculation of these labor obligations is shown as follows:

	2018		2017
	Pensions and seniority premiums	Termination of employment	Pensions and seniority premiums	Termination of employment
Current service cost	$4,114	$1,858	$5,460	$1,868
Interest cost	12,994	2,245	12,015	1,941
Net cost for the period	$17,108	$4,103	$17,475	$3,809

Reserve for Pensions and Seniority Premiums
At December 31, 2018 and 2017, the reserve for pensions and seniority premiums, and also for the termination of employment, is comprised as follows:

	2018		2017
	Pensions and seniority premiums	Termination of employment	Pensions and seniority premiums	Termination of employment
Defined benefit obligations	$154,128	$25,604	$153,572	$24,687
Plan assets	(3,126)	-	(2,699)	-
Total reserve	$151,002	$25,604	$150,873	$24,687

Defined Benefit Obligation
At December 31, 2018 and 2017, the defined benefit obligations (DBO) for pensions and seniority premiums, and also for the reserve for termination of employment, are comprised as follows:

	2018		2017
	Pensions and seniority premiums	Termination of employment	Pensions and seniority premiums	Termination of employment
DBO at period start	$153,572	$24,687	$144,049	$21,809
Current service cost	4,114	1,858	5,460	1,868
Interest cost	12,994	2,245	12,015	1,941
Benefits paid	(165)	(214)	(296)	-
Benefits paid from plan assets	(8,840)	-	(9,272)	-
Miscellaneous	300	(18)	908	-
Actuarial losses and gains	(7,847)	(2,954)	708	(931)
DBO at period end	$154,128	$25,604	$153,572	$24,687

The plan assets at December 31, 2018 and 2017 are comprised as follows:

	2018	2017
Value of the fund at year start	$2,699	$1,651
Expected return on assets	202	908
Plan contributions	8,840	9,272
Benefits paid	(8,840)	(9,272)
Interests of plan assets	225	140
Value of the fund at year end	$3,126	$2,699

Effects of Changes to Actuarial Assumptions
The changes in the pension plan, seniority premium, and termination of employment plan at December 31, 2018 and 2017 are as follows:

	2018	2017
Reserve for obligations at the beginning of the period	$175,560	$164,207
Cost of the period	21,211	21,284
Interest income	(225)	(140)
Contributions to the plan	(8,840)	-
Benefits paid against the reservation	(379)	(9,272)
Miscellaneous	80	(296)
Actuarial losses	(10,801)	(223)
Reserve for obligations at the end of the period	$176,606	$175,560

The significant actuarial assumptions used for the valuation are:

	2018	2017
Discount rate	9.25%	9.25%
Salary increase rate	4.00%	4.00%
Inflation rate	3.50%	3.50%
Average working life expectancy	19.30	19.80

The following table summarizes the effects of changes to these actuarial assumptions on the defined benefits obligations at December 31, 2018:

	1.0% increase	1.0% decrease
Discount rate
(Decrease) increase in the defined benefits obligation	$(5,945)	$6,325

	1.0% increase	1.0% decrease
Salary increase rate
Increase (decrease) in the defined benefits obligation	$4,466	$(4,227)

	One year Increase	One year Decrease
Average life expectancies
Increase (decrease) in the defined benefits obligation	$5,134	$(5,292)